CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Narrative Disclosure of Generation of Multiple Economic Assumptions - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other economic impacts
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Increase in allowance account for credit losses of financial assets	£ 200
Upside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Base case
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Probability of default weight (in percent)	30.00%	30.00%
Severe downside
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Schedule of Multiple Economic Scenarios [Line Items]
Probability of default weight (in percent)	10.00%	10.00%